Restricted Cash - Additional Information (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Restricted Cash And Cash Equivalents [abstract]
Restricted cash	R$ 91	R$ 106